Share-Based Compensation - Options (Details) - USD ($)		1 Months Ended	4 Months Ended	12 Months Ended
	Aug. 11, 2015	Aug. 31, 2015	Apr. 16, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leju Plan | Employees Share Options
Number of Options
Outstanding at beginning of the year (in shares)				8,063,718
Exercised (in shares)				(66,424)	(196,185)	(266,201)
Forfeited (in shares)				(250,911)
Outstanding at end of the year (in shares)				7,746,383	8,063,718
Vested and expected to vest at end of the year (in shares)				7,660,828
Exercisable at end of the year (in shares)				6,190,050
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share)				$ 5.12
Exercised (in dollars per share)				4.60
Forfeited (in dollars per share)				5.83
Outstanding at end of the year (in dollars per share)				5.11	$ 5.12
Vested and expected to vest at end of the year (in dollars per share)				5.09
Exercisable at end of the year (in dollars per share)				$ 4.82
Weighted Average Remaining Contractual Term
Outstanding at end of the year				7 years 6 months	8 years 6 months
Vested and expected to vest at end of the year				7 years 5 months 23 days
Exercisable at end of the year				7 years 1 month 28 days
Weighted Average Aggregate Intrinsic Value of Options
Outstanding at beginning of the year				$ 4,806,104
Exercised				43,253	$ 949,907	$ 1,668,693
Outstanding at end of the year					4,806,104
Additional disclosure
Compensation expense				5,576,034	4,025,809	3,464,140
Deemed distribution				$ 883,286	$ 1,070,383	$ 1,061,412
Weighted-average grant-date fair value of options granted (in dollars per share)					$ 3.44
Total unrecognized compensation expense					$ 4,856,551
Weighted-average period over which cost is expected to be recognized					1 year 9 months 29 days
E-House Plan
Additional disclosure
Compensation expense			$ 572,340
E-House Plan | Employees Share Options
Number of Options
Outstanding at beginning of the year (in shares)				8,956,283
Exercised (in shares)				(153,734)	(513,261)	(3,446,585)
Forfeited (in shares)				(4,000)
Redemption upon delisting (in shares)				(8,798,549)
Outstanding at end of the year (in shares)					8,956,283
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share)				$ 4.67
Exercised (in dollars per share)				3.95
Forfeited (in dollars per share)				5.37
Redemption upon delisting (in dollars per share)				$ 4.69
Outstanding at end of the year (in dollars per share)					$ 4.67
Weighted Average Remaining Contractual Term
Outstanding at end of the year					4 years 9 months 18 days
Weighted Average Aggregate Intrinsic Value of Options
Outstanding at beginning of the year				$ 14,509,178
Exercised				371,082	$ 1,745,007	$ 23,679,729
Outstanding at end of the year					14,509,178
Additional disclosure
Compensation expense				0	0	$ 5,950,940
Total unrecognized compensation expense				0
Omnigold Plan
Additional disclosure
Compensation expense				226,951	$ 80,577
Weighted-average grant-date fair value of options granted (in dollars per share)		$ 0.30
Total unrecognized compensation expense				$ 337,063
Weighted-average period over which cost is expected to be recognized				1 year 7 months 10 days
Omnigold Plan | Employees Share Options
Number of Options
Outstanding at beginning of the year (in shares)				2,270,000
Forfeited (in shares)				(65,000)
Outstanding at end of the year (in shares)				2,205,000	2,270,000
Vested and expected to vest at end of the year (in shares)				2,056,473
Exercisable at end of the year (in shares)				756,667
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share)				$ 1.50
Granted (in dollars per share)	$ 1.50
Forfeited (in dollars per share)				1.50
Outstanding at end of the year (in dollars per share)				1.50	$ 1.50
Vested and expected to vest at end of the year (in dollars per share)				1.50
Exercisable at end of the year (in dollars per share)				$ 1.50
Weighted Average Remaining Contractual Term
Outstanding at end of the year				8 years 7 months 10 days	9 years 7 months 10 days
Vested and expected to vest at end of the year				8 years 7 months 10 days
Exercisable at end of the year				8 years 7 months 10 days